Note 15 - Income Taxes (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards, Total					$ 10,970,000
Income Tax Expense (Benefit), Total		$ 775		$ 4,575	0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					716,000	217,000
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability						1,240,650
Unrecognized Tax Benefits, Ending Balance					$ 0	$ 0